COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended										3 Months Ended				6 Months Ended		12 Months Ended
	May 15, 2020	Jan. 06, 2020	Sep. 03, 2015	Apr. 30, 2021	Mar. 29, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Apr. 25, 2020	Mar. 30, 2020	Apr. 30, 2018	May 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019	Feb. 26, 2020	Dec. 31, 2019
Bonus																							$ 37,500
Base salary, description											An increase in base annual salary from $162,500 to $300,000. The amended salary amount of $300,000 shall be retroactively adjusted to commence as of January 1, 2019. The increased annual salary of $137,500 (“Incremental Salary”) over the prior annual salary amount of $162,500 (“Original Base Salary”) shall only be paid only upon there being sufficient available cash.
Accrued salary				$ 721,415						$ 721,415					$ 721,415			$ 721,415		$ 721,415			$ 378,083
Operating lease expenses															9,350		$ 8,571	18,700	$ 17,046	35,117	$ 32,964
Stock-based compensation expense																		$ 7,850,613	$ 792,536	9,914,499	727,412
Issuance of common stock				240,000		50,000		25,000
Incremental Salary description																		Incremental Salary related to the period prior to December 31, 2019 and $472,017 of unpaid Original Base Salary and Incremental Salary related to the period January 1, 2020 through April 30, 2021, that could be converted in the future into approximately 32,717,033 shares of common stock.
Order Execution [Member]
Payment for services				$ 147,363					$ 195,524
Subsequent Event [Member]
Stock-based compensation expense																$ 5,721,000
Subsequent Event [Member] | Order Execution [Member]
Payment for services							$ 147,363		$ 195,524
Consultant [Member]
Stock-based compensation expense																		$ 74,344
Issuance of common stock														750,000
Consultant [Member] | Subsequent Event [Member]
Stock-based compensation expense																$ 290,000
Common stock share price									$ 0.145
Ian T. Bothwell [Member]
Warrant to purchase shares of common stock																						7,500,000
Exercise price of warrants																						$ 0.28
Ethan NY [Member]
Loss on termination of lease contract																				101,905	$ 101,905
Minimum monthly lease payments			$ 586,242
Executive Employment Agreement [Member] | A. Mitrani [Member]
Base salary													$ 162,500
Expenses allowances													5,000
Executive Employment Agreement [Member] | Ian T. Bothwell [Member]
Base salary													162,500
Executive Employment Agreement [Member] | Dr. Maria Ines Mitrani [Member]
Base salary													$ 162,500
Advisor Agreement [Member]
Warrant to purchase shares of common stock	6,000,000
Exercise price of warrants	$ 0.04
Number of common stock issued	1,000,000
VP Agreement [Member] | Vice President [Member]
Monthly salary		$ 18,000
Stock-based compensation expense		$ 35,000													$ 94,500			$ 189,500
Number of common stock issued		750,000
Stock granted		1,000,000
Common stock share price		$ 0.035
Shares vested															2,700,000			5,400,000
Consulting Agreement [Member]
Monthly salary										12,500
Stock-based compensation expense										$ 875,000
Number of common stock issued										5,000,000
Consulting Agreement [Member] | Consultant [Member]
Monthly salary												$ 30,000
Stock-based compensation expense															$ 51,167
Number of common stock issued												12,000,000
Common stock share price					$ 0.0614
Issuance of common stock					20,000,000
Common stock issued, Value					$ 1,228,000
MCPP [Member]
Stock-based compensation expense															891,000			$ 1,336,500		$ 7,911,000
Number of common stock issued												33,000,000
Issuance of common stock																		342,500,000		293,000,000
CRO [Member]
Payment for services				476,943					$ 777,714
Expenses																		$ 535,000
Outstanding expenses				$ 245,000											$ 245,000			$ 245,000
CRO [Member] | Subsequent Event [Member]
Payment for services							$ 476,943		$ 777,714
Five-Year Lease Agreement [Member] | Ethan NY [Member]
Operating lease expenses			$ 9,500